Financial risk management and fair values (Tables)	12 Months Ended
Dec. 31, 2017
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Remaining Contractual Maturities of Non-derivative Financial Liabilities Based on Contractual Undiscounted Cash Flows

The following tables show the remaining contractual maturities at the end of the reporting period of the Group’s non-derivative financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on rates current at the end of the reporting period) and the earliest date the Group can be required to pay:

	2017 Contractual undiscounted cash outflow
	Within 1 year or on demand RMB million	More than 1 year but less than 2 years RMB million	More than 2 years but less than 5 years RMB million	More than 5 years RMB million	Total RMB million	Carrying amount at December 31 RMB million
Borrowings	28,776	9,676	11,975	28	50,455	48,287
Obligations under finance leases	10,764	10,257	29,627	28,251	78,899	67,924
Trade and other payables and accrued charges	19,701	—	—	—	19,701	19,701

	59,241	19,933	41,602	28,279	149,055	135,912

	2016 Contractual undiscounted cash outflow
	Within 1 year or on demand RMB million	More than 1 year but less than 2 years RMB million	More than 2 years but less than 5 years RMB million	More than 5 years RMB million	Total RMB million	Carrying amount at December 31 RMB million
Borrowings	27,654	1,039	19,124	61	47,878	45,504
Obligations under finance leases	10,663	8,683	24,795	27,247	71,388	62,222
Trade and other payables and accrued charges	19,015	—	—	—	19,015	19,015

	57,332	9,722	43,919	27,308	138,281	126,741

Sensitivity Analysis of Significant Foreign Exchange Rates and Impact on Profit after Tax and Retained Profits

The following table indicates the instantaneous change in the Group’s profit after tax and retained profits that would arise if foreign exchange rates to which the Group has significant exposure at the end of the reporting period had changed at that date, assuming all other risk variables remained constant. The range of such sensitivity was considered to be reasonably possible at the end of the reporting date.

	2017
	Appreciation/(depreciation) of Renminbi against foreign currency	Increase/(decrease) on profit after tax and retained profits RMB million
USD	1%	278
	(1%)	(278)

Euro	1%	31
	(1%)	(31)

Japanese Yen	10%	116
	(10%)	(116)

	2016
	Appreciation/(depreciation) of Renminbi against foreign currency	Increase/(decrease) on profit after tax and retained profits RMB million
USD	1%	305
	(1%)	(305)

Euro	1%	31
	(1%)	(31)

Japanese Yen	10%	134
	(10%)	(134)

	2015
	Appreciation/(depreciation) of Renminbi against foreign currency	Increase/(decrease) on profit after tax and retained profits RMB million
USD	1%	453
	(1%)	(453)

Euro	1%	38
	(1%)	(38)

Japanese Yen	10%	135
	(10%)	(135)

Carrying Value of Financial Instruments Measured at Fair Value on a Recurring Basis

			Fair value measurements as at December 31, 2017 categorized into
Recurring fair value measurement	Note	Fair value at December 31 2017 RMB million	Level 1 RMB million	Level 2 RMB million	Level 3 RMB million
Financial assets:
Available-for-sale equity securities:
-Listed shares	28	85	85	—	—
-Non-tradable shares	28	537	—	—	537
Derivative financial instruments:
-Interest rate swaps	29	46	—	46	—
Financial liabilities:
Derivative financial instruments:
-Cross currency swaps	29	(64)	—	(64)	—

			Fair value measurements as at December 31, 2016 categorized into
Recurring fair value measurement	Note	Fair value at December 31 2016 RMB million	Level 1 RMB million	Level 2 RMB million	Level 3 RMB million
Financial assets:
Available-for-sale equity securities:
-Listed shares	28	88	88	—	—
-Non-tradable shares	28	411	—	—	411
Derivative financial instruments:
-Interest rate swaps	29	21	—	21	—

Quantitative Information of Valuation Technique and Significant Unobservable Inputs Used in Measuring Financial Instruments at Fair Value on a Recurring Basis

Information about Level 3 fair value measurements

	Valuation technique	Significant unobservable inputs	Range
Available-for-sale equity securities:
-Non-tradable shares	Discounted cash flow	Expected profit growth rate during the projection period	10% to 15%

		Terminal growth rate	9%

		Expected dividend payout rate	27%

		Discount rate	12.29%